Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of detailed information about convertible redeemable preferred shares [Table Text Block]
	Number	Amount
A1 Preferred Shares
Balance - September 1, 2017	480	$2,646,000
Increase in fair value	-	385,875
Converted to common shares	(300)	(1,850,625)

Balance - August 31, 2018	180	1,181,250
Increase in fair value	-	80,063
Converted to common shares	(180)	(1,261,313)

Balance - August 31, 2019	-	$-

B1 Preferred Shares
Balance - September 1, 2017	-	$-
Preferred shares issued	300	1,575,000
Increase in fair value	-	149,625
Converted to common shares	(60)	(338,625)

Balance - August 31, 2018	240	1,386,000
Increase in fair value	-	175,875
Converted to common shares	(155)	(981,750)

Balance - August 31, 2019	85	$580,125

C1 Preferred Shares
Balance - September 1, 2017	-	$-
Preferred shares issued	150	787,500

Balance - August 31, 2018	150	787,500
Increase in fair value	-	120,750
Converted to common shares	(90)	(530,250)

Balance - August 31, 2019	60	$378,000

	145	$958,125